EXPLORATION AND EVALUATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
EXPLORATION AND EVALUATION EXPENSES
Schedule of Exploration and evaluation expenses

	2020	2019
Salaries and employee benefits	$2,223	$2,878
Raw materials and consumables	892	1,237
Professional fees	4,411	5,978
Office and other expenses	2,724	2,648
Share-based compensation	120	46
Total exploration and evaluation expenses	$10,370	$12,787